Distribution Date:	08/17/26	CSAIL 2018-CX12 Commercial Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2018-CX12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number		nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark		ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13-14		740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 310-9821
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22-23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12595XAQ6	3.219700%	15,990,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12595XAR4	4.142000%	136,474,000.00	71,925,929.04	0.00	248,264.33	0.00	0.00	248,264.33	71,925,929.04	35.13%	30.00%
A-3	12595XAS2	3.958500%	115,000,000.00	115,000,000.00	0.00	379,356.25	0.00	0.00	379,356.25	115,000,000.00	35.13%	30.00%
A-4	12595XAT0	4.224400%	173,994,000.00	173,994,000.00	0.00	612,516.88	0.00	0.00	612,516.88	173,994,000.00	35.13%	30.00%
A-SB	12595XAU7	4.162800%	29,404,000.00	11,318,223.39	483,648.46	39,262.92	0.00	0.00	522,911.38	10,834,574.93	35.13%	30.00%
A-S	12595XAX1	4.463400%	67,267,000.00	67,267,000.00	0.00	250,199.61	0.00	0.00	250,199.61	67,267,000.00	23.40%	20.00%
B	12595XAY9	4.613800%	23,543,000.00	23,543,000.00	0.00	90,518.91	0.00	0.00	90,518.91	23,543,000.00	19.29%	16.50%
C	12595XAZ6	4.877358%	26,906,000.00	26,906,000.00	0.00	109,358.50	0.00	0.00	109,358.50	26,906,000.00	14.60%	12.50%
D	12595XAC7	3.377358%	17,970,000.00	17,970,000.00	0.00	50,575.94	0.00	0.00	50,575.94	17,970,000.00	11.46%	9.83%
E-RR	12595XAF0	4.877358%	12,300,000.00	12,300,000.00	0.00	49,992.92	0.00	0.00	49,992.92	12,300,000.00	9.31%	8.00%
F-RR	12595XAH6	4.877358%	15,976,000.00	15,976,000.00	0.00	64,933.90	0.00	0.00	64,933.90	15,976,000.00	6.53%	5.63%
G-RR	12595XAK9	4.877358%	7,567,000.00	7,567,000.00	0.00	30,755.81	0.00	0.00	30,755.81	7,567,000.00	5.21%	4.50%
NR-RR*	12595XAM5	4.877358%	30,270,369.00	29,836,620.19	0.00	75,135.58	0.00	0.00	75,135.58	29,836,620.19	0.00%	0.00%
R	12595XAN3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			672,661,369.00	573,603,772.62	483,648.46	2,000,871.55	0.00	0.00	2,484,520.01	573,120,124.16

X-A	12595XAV5	0.701025%	538,129,000.00	439,505,152.43	0.00	256,753.42	0.00	0.00	256,753.42	439,021,503.97
X-B	12595XAW3	0.122995%	50,449,000.00	50,449,000.00	0.00	5,170.79	0.00	0.00	5,170.79	50,449,000.00
X-D	12595XAA1	1.500000%	17,970,000.00	17,970,000.00	0.00	22,462.50	0.00	0.00	22,462.50	17,970,000.00
Notional SubTotal			606,548,000.00	507,924,152.43	0.00	284,386.71	0.00	0.00	284,386.71	507,440,503.97

Deal Distribution Total					483,648.46	2,285,258.26	0.00	0.00	2,768,906.72

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12595XAQ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12595XAR4	527.03026979	0.00000000	1.81913280	0.00000000	0.00000000	0.00000000	0.00000000	1.81913280	527.03026979
A-3	12595XAS2	1,000.00000000	0.00000000	3.29875000	0.00000000	0.00000000	0.00000000	0.00000000	3.29875000	1,000.00000000
A-4	12595XAT0	1,000.00000000	0.00000000	3.52033334	0.00000000	0.00000000	0.00000000	0.00000000	3.52033334	1,000.00000000
A-SB	12595XAU7	384.92121446	16.44839001	1.33529180	0.00000000	0.00000000	0.00000000	0.00000000	17.78368181	368.47282445
A-S	12595XAX1	1,000.00000000	0.00000000	3.71950005	0.00000000	0.00000000	0.00000000	0.00000000	3.71950005	1,000.00000000
B	12595XAY9	1,000.00000000	0.00000000	3.84483328	0.00000000	0.00000000	0.00000000	0.00000000	3.84483328	1,000.00000000
C	12595XAZ6	1,000.00000000	0.00000000	4.06446518	0.00000000	0.00000000	0.00000000	0.00000000	4.06446518	1,000.00000000
D	12595XAC7	1,000.00000000	0.00000000	2.81446522	0.00000000	0.00000000	0.00000000	0.00000000	2.81446522	1,000.00000000
E-RR	12595XAF0	1,000.00000000	0.00000000	4.06446504	0.00000000	0.00000000	0.00000000	0.00000000	4.06446504	1,000.00000000
F-RR	12595XAH6	1,000.00000000	0.00000000	4.06446545	0.00000000	0.00000000	0.00000000	0.00000000	4.06446545	1,000.00000000
G-RR	12595XAK9	1,000.00000000	0.00000000	4.06446544	0.00000000	0.00000000	0.00000000	0.00000000	4.06446544	1,000.00000000
NR-RR	12595XAM5	985.67084498	0.00000000	2.48214946	1.52407557	4.44333896	0.00000000	0.00000000	2.48214946	985.67084498
R	12595XAN3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12595XAV5	816.72824254	0.00000000	0.47712244	0.00000000	0.00000000	0.00000000	0.00000000	0.47712244	815.82948321
X-B	12595XAW3	1,000.00000000	0.00000000	0.10249539	0.00000000	0.00000000	0.00000000	0.00000000	0.10249539	1,000.00000000
X-D	12595XAA1	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	248,264.33	0.00	248,264.33	0.00	0.00	0.00	248,264.33	0.00
A-3	07/01/26 - 07/30/26	30	0.00	379,356.25	0.00	379,356.25	0.00	0.00	0.00	379,356.25	0.00
A-4	07/01/26 - 07/30/26	30	0.00	612,516.88	0.00	612,516.88	0.00	0.00	0.00	612,516.88	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	39,262.92	0.00	39,262.92	0.00	0.00	0.00	39,262.92	0.00
X-A	07/01/26 - 07/30/26	30	0.00	256,753.42	0.00	256,753.42	0.00	0.00	0.00	256,753.42	0.00
X-B	07/01/26 - 07/30/26	30	0.00	5,170.79	0.00	5,170.79	0.00	0.00	0.00	5,170.79	0.00
X-D	07/01/26 - 07/30/26	30	0.00	22,462.50	0.00	22,462.50	0.00	0.00	0.00	22,462.50	0.00
A-S	07/01/26 - 07/30/26	30	0.00	250,199.61	0.00	250,199.61	0.00	0.00	0.00	250,199.61	0.00
B	07/01/26 - 07/30/26	30	0.00	90,518.91	0.00	90,518.91	0.00	0.00	0.00	90,518.91	0.00
C	07/01/26 - 07/30/26	30	0.00	109,358.50	0.00	109,358.50	0.00	0.00	0.00	109,358.50	0.00
D	07/01/26 - 07/30/26	30	0.00	50,575.94	0.00	50,575.94	0.00	0.00	0.00	50,575.94	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	49,992.92	0.00	49,992.92	0.00	0.00	0.00	49,992.92	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	64,933.90	0.00	64,933.90	0.00	0.00	0.00	64,933.90	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	30,755.81	0.00	30,755.81	0.00	0.00	0.00	30,755.81	0.00
NR-RR	07/01/26 - 07/30/26	30	88,009.47	121,269.91	0.00	121,269.91	46,134.33	0.00	0.00	75,135.58	134,501.51
Totals			88,009.47	2,331,392.59	0.00	2,331,392.59	46,134.33	0.00	0.00	2,285,258.26	134,501.51

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	2,768,906.72
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,378,571.06	Master Servicing Fee	2,306.58
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,550.58
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	246.97
ARD Interest	0.00	Operating Advisor Fee	1,259.54
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	291.42
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,378,571.06	Total Fees	8,945.09

Principal		Expenses/Reimbursements
Scheduled Principal	483,648.46	Reimbursement for Interest on Advances	95.50
Unscheduled Principal Collections		ASER Amount	51,225.07
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	30,247.17
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,799.92
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	483,648.46	Total Expenses/Reimbursements	84,367.66

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,285,258.26
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	483,648.46
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,768,906.72
Total Funds Collected	2,862,219.52	Total Funds Distributed	2,862,219.47

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	573,603,772.62	573,603,772.62	Beginning Certificate Balance	573,603,772.62
(-) Scheduled Principal Collections	483,648.46	483,648.46	(-) Principal Distributions	483,648.46
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	573,120,124.16	573,120,124.16	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	573,828,508.95	573,828,508.95	Ending Certificate Balance	573,120,124.16
Ending Actual Collateral Balance	573,400,331.54	573,400,331.54

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.88%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	37,225,619.14	6.50%	23	5.2295	NAP	Defeased	6	37,225,619.14	6.50%	23	5.2295	NAP
	9,999,999 or less	18	101,558,752.20	17.72%	23	5.2087	1.925091	1.4999 or less	11	151,615,448.83	26.45%	5	5.2216	1.039812
10,000,000 to 19,999,999		11	151,358,246.22	26.41%	0	4.3206	2.467115	1.5000 to 1.7499	5	80,627,716.66	14.07%	23	4.9604	1.667987
20,000,000 to 29,999,999		2	47,374,248.69	8.27%	22	5.0324	1.699430	1.7500 to 1.9999	7	85,331,132.38	14.89%	24	5.1975	1.908874
30,000,000 to 49,999,999		5	185,603,257.91	32.38%	8	5.0519	1.725519	2.0000 to 2.9999	7	121,276,121.40	21.16%	23	4.4569	2.481891
	50,000,000 or greater	1	50,000,000.00	8.72%	23	4.1212	2.596600	3.0000 or greater	7	97,044,085.75	16.93%	(14)	4.0127	3.539745
	Totals	43	573,120,124.16	100.00%	12	4.8153	2.019140	Totals	43	573,120,124.16	100.00%	12	4.8153	2.019140
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	6	37,225,619.14	6.50%	23	5.2295	NAP
							Defeased	6	37,225,619.14	6.50%	23	5.2295	NAP
Alabama	1	8,575,476.32	1.50%	24	5.2450	1.941500
							Lodging	6	126,980,118.10	22.16%	1	5.4369	2.341054
Arkansas	1	19,062,558.32	3.33%	24	4.6900	1.629700
							Mixed Use	1	5,700,000.00	0.99%	23	4.8550	2.598500
California	6	64,319,302.31	11.22%	(18)	5.5207	1.423324
							Mobile Home Park	1	3,868,912.58	0.68%	23	5.3300	1.814700
Florida	4	117,490,160.89	20.50%	21	4.7119	2.816937
							Multi-Family	7	59,242,052.54	10.34%	24	4.9723	1.871518
Georgia	1	5,700,000.00	0.99%	23	4.8550	2.598500
							Office	6	53,468,303.28	9.33%	22	5.0834	1.432872
Idaho	1	4,654,091.76	0.81%	22	5.7500	3.423000
							Other	2	64,500,721.36	11.25%	(30)	3.5141	3.677641
Nevada	1	37,000,000.00	6.46%	21	4.3660	2.505300
							Retail	9	222,134,403.68	38.76%	23	4.6519	1.825131
New Jersey	2	47,520,000.00	8.29%	24	5.2486	2.009032
							Totals	38	573,120,124.16	100.00%	12	4.8153	2.019140
New Mexico	1	15,314,441.17	2.67%	24	5.2650	1.980500

New York	3	106,500,721.36	18.58%	(10)	3.9103	2.399414

Ohio	3	3,759,920.99	0.66%	24	5.1400	2.156100

Pennsylvania	1	11,652,909.65	2.03%	24	5.1200	1.626700

South Carolina	1	10,087,200.41	1.76%	23	5.2700	2.055900

Texas	3	33,861,808.70	5.91%	24	4.9953	1.502969

Virginia	2	44,304,629.06	7.73%	21	5.0890	1.514339

Wisconsin	1	6,091,290.60	1.06%	22	5.3770	1.384200

Totals	38	573,120,124.16	100.00%	12	4.8153	2.019140

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	37,225,619.14	6.50%	23	5.2295	NAP	Defeased	6	37,225,619.14	6.50%	23	5.2295	NAP
	3.9999% or less	4	55,250,714.50	9.64%	(39)	3.1080	3.753500	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	2	87,000,000.00	15.18%	22	4.2253	2.557771	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	11	134,436,222.55	23.46%	23	4.7561	1.414411	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.2499%	10	124,348,408.54	21.70%	21	5.1198	2.108197	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% or greater	10	134,859,159.43	23.53%	4	5.5592	1.611463	49 months or greater	37	535,894,505.02	93.50%	11	4.7865	2.051764
	Totals	43	573,120,124.16	100.00%	12	4.8153	2.019140	Totals	43	573,120,124.16	100.00%	12	4.8153	2.019140
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	37,225,619.14	6.50%	23	5.2295	NAP	Defeased	6	37,225,619.14	6.50%	23	5.2295	NAP
	84 months or less	37	535,894,505.02	93.50%	11	4.7865	2.051764	Interest Only	16	297,420,714.50	51.90%	2	4.5405	2.141844
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	21	238,473,790.52	41.61%	22	5.0933	1.939418
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	573,120,124.16	100.00%	12	4.8153	2.019140	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	43	573,120,124.16	100.00%	12	4.8153	2.019140
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	37,225,619.14	6.50%	23	5.2295	NAP			No outstanding loans in this group
Underwriter's Information		7	91,473,296.32	15.96%	(7)	4.1949	2.513331
	12 months or less	28	419,582,739.12	73.21%	14	4.8974	1.980735
	13 months to 24 months	2	24,838,469.58	4.33%	22	5.0913	1.551797
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	573,120,124.16	100.00%	12	4.8153	2.019140
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310381003	98	New York	NY	Actual/360	3.108%	36,967.34	0.00	0.00	N/A	05/05/23	05/05/26	13,812,680.34	13,812,680.34	08/05/26
1A	310381004				Actual/360	3.108%	36,967.34	0.00	0.00	N/A	05/05/23	05/05/26	13,812,680.34	13,812,680.34	08/05/26
1B	310381005				Actual/360	3.108%	36,967.34	0.00	0.00	N/A	05/05/23	05/05/26	13,812,680.34	13,812,680.34	08/05/26
1C	310381006				Actual/360	3.108%	36,967.32	0.00	0.00	N/A	05/05/23	05/05/26	13,812,673.48	13,812,673.48	08/05/26
2	320321102	LO	Clearwater Beach	FL	Actual/360	5.130%	138,900.37	59,949.68	0.00	N/A	03/06/28	--	31,443,207.59	31,383,257.91	08/06/26
2A	320321145				Actual/360	5.130%	100,845.48	43,525.10	0.00	N/A	03/06/28	--	22,828,630.90	22,785,105.80	08/06/26
3	310946725	RT	Aventura	FL	Actual/360	4.121%	177,442.71	0.00	0.00	N/A	07/01/28	--	50,000,000.00	50,000,000.00	08/01/26
4	320321104	OF	Richmond	VA	Actual/360	5.066%	57,615.66	21,939.69	0.00	N/A	05/05/28	--	13,207,499.62	13,185,559.93	04/05/26
4A	320321146				Actual/360	5.066%	57,615.66	21,939.69	0.00	N/A	05/05/28	--	13,207,499.62	13,185,559.93	04/05/26
4B	320321147				Actual/360	5.066%	38,410.44	14,626.46	0.00	N/A	05/05/28	--	8,804,999.39	8,790,372.93	04/05/26
4C	320321148				Actual/360	5.066%	23,046.26	8,775.88	0.00	N/A	05/05/28	--	5,282,999.38	5,274,223.50	04/05/26
5	333100118	RT	Elmhurst	NY	Actual/360	4.519%	163,426.43	0.00	0.00	N/A	05/05/28	--	42,000,000.00	42,000,000.00	07/05/25
6	320321106	LO	Beverly Hills	CA	Actual/360	6.000%	191,166.67	0.00	0.00	N/A	08/05/22	08/05/26	37,000,000.00	37,000,000.00	07/05/26
7	300571846	RT	Lakewood	NJ	Actual/360	5.320%	175,090.07	0.00	0.00	N/A	08/06/28	--	38,220,000.00	38,220,000.00	08/06/26
8	320321108	RT	Las Vegas	NV	Actual/360	4.366%	139,105.61	0.00	0.00	N/A	05/05/28	--	37,000,000.00	37,000,000.00	08/05/26
9	320321109	MF	Midland	TX	Actual/360	4.942%	104,813.64	40,372.52	0.00	N/A	08/06/28	--	24,629,515.41	24,589,142.89	08/06/26
10	300571849	RT	Conway	AR	Actual/360	4.690%	77,093.34	26,514.05	0.00	N/A	08/06/28	--	19,089,072.37	19,062,558.32	08/06/26
12	301741315	LO	Albuquerque	NM	Actual/360	5.265%	69,547.87	25,591.03	0.00	N/A	08/06/28	--	15,340,032.20	15,314,441.17	08/06/26
13	301741304	RT	San Bernardino	CA	Actual/360	4.830%	56,747.65	24,692.26	0.00	N/A	07/06/28	--	13,643,994.57	13,619,302.31	08/06/26
15	301741294	MF	Tulsa	OK	Actual/360	5.040%	58,510.33	17,526.59	0.00	N/A	07/06/28	--	13,481,642.11	13,464,115.52	08/06/26
16	301741309	MF	Erie	PA	Actual/360	5.120%	51,458.05	18,523.42	0.00	N/A	08/06/28	--	11,671,433.07	11,652,909.65	08/06/26
17	320321117	LO	Columbia	SC	Actual/360	5.270%	45,894.98	26,156.41	0.00	N/A	07/06/28	--	10,113,356.82	10,087,200.41	08/06/26
19	301741317	RT	Fairhope	AL	Actual/360	5.245%	38,801.65	15,559.91	0.00	N/A	08/06/28	--	8,591,036.23	8,575,476.32	08/06/26
20	301741312	MF	Bridgeton	NJ	Actual/360	4.955%	39,681.29	0.00	0.00	N/A	08/06/28	--	9,300,000.00	9,300,000.00	08/06/26
21	301741323	98	New York	NY	Actual/360	5.940%	47,313.75	0.00	0.00	N/A	08/06/28	--	9,250,000.00	9,250,000.00	08/06/26
22	301741308	RT	Pompano Beach	FL	Actual/360	5.250%	34,260.92	12,676.39	0.00	N/A	08/06/28	--	7,578,452.52	7,565,776.13	08/06/26
23	333100133	RT	Sanford	NC	Actual/360	5.200%	31,625.47	13,058.43	0.00	N/A	06/05/28	--	7,062,759.11	7,049,700.68	08/05/26
24	301741318	RT	Fort Worth	TX	Actual/360	5.010%	31,536.63	9,509.81	0.00	N/A	08/06/28	--	7,310,016.12	7,300,506.31	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
25	301741305	OF	The Woodlands	TX	Actual/360	4.925%	27,471.60	12,446.95	0.00	N/A	07/06/28	--	6,477,665.98	6,465,219.03	08/06/26
26	301741281	RT	Green Bay	WI	Actual/360	5.377%	28,254.57	10,952.15	0.00	N/A	06/06/28	--	6,102,242.75	6,091,290.60	08/06/26
27	320321127	LO	Orlando	FL	Actual/360	5.201%	25,846.86	15,119.46	0.00	N/A	06/06/28	--	5,771,141.04	5,756,021.58	08/06/26
28	301741316	LO	Santa Fe	NM	Actual/360	5.365%	23,740.88	8,421.63	0.00	N/A	08/06/28	--	5,138,873.28	5,130,451.65	08/06/26
29	301741295	MU	Savannah	GA	Actual/360	4.855%	23,829.96	0.00	0.00	N/A	07/06/28	--	5,700,000.00	5,700,000.00	08/06/26
30	320321130	MF	Los Angeles	CA	Actual/360	4.913%	22,968.14	0.00	0.00	N/A	08/05/28	--	5,429,000.00	5,429,000.00	08/05/26
31	333100144	LO	Meridian	ID	Actual/360	5.750%	23,083.07	7,846.29	0.00	N/A	06/05/28	--	4,661,938.05	4,654,091.76	08/05/26
33	320321133	OF	Various	OH	Actual/360	5.140%	16,672.56	6,943.71	0.00	N/A	08/01/28	--	3,766,864.70	3,759,920.99	08/01/26
34	300571844	MH	Glen Allen	VA	Actual/360	5.330%	17,784.55	5,950.85	0.00	N/A	07/06/28	--	3,874,863.43	3,868,912.58	08/06/26
35	333100139	LO	Buford	GA	Actual/360	5.990%	17,523.80	8,867.50	0.00	N/A	06/05/28	--	3,397,365.62	3,388,498.12	08/05/26
37	320321137	MF	Los Angeles	CA	Actual/360	4.913%	14,151.49	0.00	0.00	N/A	08/05/28	--	3,345,000.00	3,345,000.00	08/05/26
38	333100143	OF	Austin	TX	Actual/360	5.624%	13,619.58	4,838.37	0.00	N/A	06/05/28	--	2,812,285.15	2,807,446.78	08/05/26
39	320321139	MF	Los Angeles	CA	Actual/360	4.913%	10,737.36	0.00	0.00	N/A	08/05/28	--	2,538,000.00	2,538,000.00	08/05/26
40	320321140	MF	Los Angeles	CA	Actual/360	4.913%	10,102.77	0.00	0.00	N/A	08/05/28	--	2,388,000.00	2,388,000.00	08/05/26
41	320321141	RT	Alpharetta	GA	Actual/360	6.450%	4,963.60	1,324.23	0.00	N/A	06/05/28	04/05/28	893,671.09	892,346.86	08/05/26
Totals							2,378,571.06	483,648.46	0.00				573,603,772.62	573,120,124.16
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	33,128,239.00	25,452,847.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	20,967,735.00	7,362,245.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	177,456,385.50	47,640,243.14	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	15,405,399.00	14,576,158.00	07/01/24	06/30/25	11/01/25	3,831,930.64	32,868.82	62,656.02	286,212.97	0.00	0.00
4A	0.00	0.00	--	--	11/01/25	3,831,930.64	32,868.82	62,656.02	286,212.97	0.00	0.00
4B	0.00	0.00	--	--	11/01/25	2,554,620.32	21,912.54	41,770.68	190,449.41	0.00	0.00
4C	0.00	0.00	--	--	11/01/25	1,532,772.12	13,147.53	25,062.41	114,485.17	0.00	0.00
5	0.00	2,273,506.00	04/01/25	03/31/26	03/11/26	0.00	0.00	162,759.52	2,087,083.25	3,337,296.37	0.00
6	2,494,926.51	2,664,513.16	04/01/25	03/31/26	--	0.00	0.00	191,007.36	191,007.36	0.00	0.00
7	4,063,680.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,952,851.77	2,145,608.63	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,015,755.99	765,205.91	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,302,108.71	1,255,226.21	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	31,917.64	0.00
12	2,278,724.38	2,535,780.47	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,018,055.55	1,013,442.84	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	704,240.55	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,922,113.43	1,985,726.87	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,284,861.96	683,354.46	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,262,045.10	1,202,732.15	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	771,840.00	385,920.00	08/01/25	01/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	814,483.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	596,675.69	320,610.86	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	732,237.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	13,021,872.00	5,542,511.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	730,422.49	185,895.06	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	609,641.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,310,886.29	1,394,394.76	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	658,994.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	477,455.59	261,423.06	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	304,729.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	154,594.52	9,487.96	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	204,004.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	241,012.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	295,181,730.97	120,361,073.09				11,751,253.72	100,797.71	545,912.00	3,155,451.13	3,369,214.01	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	5	82,435,716.29	4	40,435,716.29	0	0.00	0	0.00	0	0.00	0	0.00	4.815276%	4.720967%	12
07/17/26	0	0.00	4	40,502,998.01	1	42,000,000.00	4	40,502,998.01	0	0.00	0	0.00	0	0.00	0	0.00	4.815539%	4.737391%	13
06/17/26	4	40,576,514.14	0	0.00	1	42,000,000.00	4	40,576,514.14	0	0.00	0	0.00	0	0.00	0	0.00	4.815822%	4.737696%	14
05/15/26	4	40,643,088.89	0	0.00	1	42,000,000.00	4	40,643,088.89	0	0.00	0	0.00	0	0.00	0	0.00	4.816081%	4.737976%	15
04/17/26	0	0.00	0	0.00	1	42,000,000.00	4	40,715,924.18	0	0.00	0	0.00	4	48,068.96	0	0.00	4.784155%	4.730087%	16
03/17/26	4	40,781,798.94	0	0.00	1	42,000,000.00	4	40,781,798.94	0	0.00	0	0.00	4	55,137.92	0	0.00	4.784318%	4.730255%	17
02/18/26	4	40,867,200.89	0	0.00	1	42,000,000.00	4	40,867,200.89	0	0.00	0	0.00	4	47,937.60	0	0.00	4.784527%	4.730468%	18
01/16/26	0	0.00	0	0.00	1	42,000,000.00	4	40,932,316.06	0	0.00	0	0.00	4	47,847.96	0	0.00	4.784666%	4.730612%	19
12/17/25	4	40,997,104.30	0	0.00	1	42,000,000.00	4	40,997,104.30	0	0.00	0	0.00	4	50,176.55	0	0.00	4.784804%	4.730754%	20
11/18/25	0	0.00	0	0.00	1	42,000,000.00	4	41,068,219.10	0	0.00	0	0.00	4	47,742.52	0	0.00	4.784958%	4.730911%	21
10/20/25	0	0.00	1	42,000,000.00	0	0.00	4	41,132,324.94	0	0.00	0	0.00	4	50,075.47	0	0.00	4.785093%	4.731050%	22
09/17/25	1	42,000,000.00	0	0.00	0	0.00	4	41,202,782.59	0	0.00	0	0.00	4	47,585.76	0	0.00	4.785244%	4.731205%	23
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 28

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	320321104	04/05/26	3	3	62,656.02	286,212.97	0.00	13,276,931.81	01/24/24	98		08/08/25
4A	320321146	04/05/26	3	3	62,656.02	286,212.97	0.00	13,276,931.81	01/24/24	98		08/08/25
4B	320321147	04/05/26	3	3	41,770.68	190,449.41	0.00	8,851,287.86	01/24/24	98		08/08/25
4C	320321148	04/05/26	3	3	25,062.41	114,485.17	0.00	5,310,772.73	01/24/24	98		08/08/25
5	333100118	07/05/25	12	6	162,759.52	2,087,083.25	3,524,767.89	42,000,000.00	08/18/25	2
Totals					354,904.64	2,964,443.77	3,524,767.89	82,715,924.21
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		92,250,715	92,250,715	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		480,869,410	398,433,693	42,000,000		40,435,716
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	573,120,124	490,684,408	0	0	82,435,716	0
Jul-26	573,603,773	435,850,060	55,250,715	40,502,998	42,000,000	0
Jun-26	574,125,254	491,548,740	40,576,514	0	42,000,000	0
May-26	574,604,389	436,710,586	40,643,089	0	97,250,715	0
Apr-26	575,091,135	533,091,135	0	0	42,000,000	0
Mar-26	575,629,864	492,848,065	40,781,799	0	42,000,000	0
Feb-26	576,292,833	493,425,632	40,867,201	0	42,000,000	0
Jan-26	576,810,636	534,810,636	0	0	42,000,000	0
Dec-25	577,326,240	494,329,135	40,997,104	0	42,000,000	0
Nov-25	577,882,585	535,882,585	0	0	42,000,000	0
Oct-25	578,393,711	536,393,711	0	42,000,000	0	0
Sep-25	578,945,743	536,945,743	42,000,000	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	310381003	13,812,680.34	13,812,680.34	1,636,000,000.00	01/31/18	25,452,847.00	4.06400	09/30/25	05/05/23	I/O
1A	310381004	13,812,680.34	13,812,680.34	1,636,000,000.00	01/31/18	7,610,909.00	3.65000	--	05/05/23	I/O
1B	310381005	13,812,680.34	13,812,680.34	1,636,000,000.00	01/31/18	7,610,909.00	3.65000	--	05/05/23	I/O
1C	310381006	13,812,673.48	13,812,673.48	1,636,000,000.00	01/31/18	7,610,909.00	3.65000	--	05/05/23	I/O
4	320321104	13,185,559.93	13,276,931.81	93,700,000.00	08/01/25	13,783,801.00	1.48560	06/30/25	05/05/28	260
4A	320321146	13,185,559.93	13,276,931.81	93,700,000.00	08/01/25	4,786,870.00	1.49000	--	05/05/28	260
4B	320321147	8,790,372.93	8,851,287.86	93,700,000.00	08/01/25	3,046,190.00	1.49000	--	05/05/28	260
4C	320321148	5,274,223.50	5,310,772.73	93,700,000.00	08/01/25	1,885,737.00	1.49000	--	05/05/28	260
5	333100118	42,000,000.00	42,000,000.00	90,000,000.00	12/12/25	2,273,506.00	0.43640	03/31/26	05/05/28	I/O
6	320321106	37,000,000.00	37,000,000.00	59,500,000.00	03/19/24	2,224,371.48	1.06390	03/31/26	08/05/22	I/O
Totals		174,686,430.79	174,966,638.71	7,068,300,000.00		76,286,049.48

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	310381003	98	NY	04/24/26	13
1A	310381004	Various	Various	04/24/26	13
1B	310381005	Various	Various	04/24/26	13
1C	310381006	Various	Various	04/24/26	13
4	320321104	OF	VA	01/24/24	98
4A	320321146	Various	Various	01/24/24	98

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4B	320321147	Various	Various	01/24/24	98

4C	320321148	Various	Various	01/24/24	98

5	333100118	RT	NY	08/18/25	2

6	320321106	LO	CA	08/05/26	13

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	310381003	0.00	3.10800%	0.00	3.10800%	1	09/28/23	09/28/23	--
1A	310381004	0.00	3.10800%	0.00	3.10800%	1	09/28/23	09/28/23	--
1B	310381005	0.00	3.10800%	0.00	3.10800%	1	09/28/23	09/28/23	--
1C	310381006	0.00	3.10800%	0.00	3.10800%	1	09/28/23	09/28/23	--
6	320321106	40,000,000.00	4.80000%	40,000,000.00	4.80000%	10	09/04/20	09/04/20	10/13/20
12	301741315	16,991,620.04	5.26500%	16,991,620.04	5.26500%	10	08/06/20	08/06/20	09/11/20
13	301741304	15,266,168.43	4.83000%	15,266,168.43	4.83000%	10	09/15/20	07/06/20	09/11/20
22	301741308	8,434,631.90	5.25000%	8,434,631.90	5.25000%	10	07/15/20	04/06/20	08/11/20
28	301741316	5,681,761.51	5.36500%	5,681,761.51	5.36500%	10	08/06/20	08/06/20	10/13/20
Totals		86,374,181.88		86,374,181.88
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
14	320321114 09/17/21	13,923,851.14	14,600,000.00	17,191,515.26	2,829,289.29	17,191,515.26	14,362,225.97	0.00	0.00	355,662.43	(355,662.43)	2.45%
36	300571848 08/17/21	3,308,885.61	4,000,000.00	3,661,330.05	784,839.52	3,661,330.05	2,876,490.53	432,395.08	0.00	(1,354.50)	433,749.58	12.39%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		17,232,736.75	18,600,000.00	20,852,845.31	3,614,128.81	20,852,845.31	17,238,716.50	432,395.08	0.00	354,307.93	78,087.15

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/17/25	0.00	3,229.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/25	0.00	4,998.08	0.00	0.00	0.00	0.00	0.00	0.00
		10/20/25	0.00	14,174.61	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/25	0.00	1,182.41	0.00	0.00	0.00	0.00	0.00	0.00
		08/15/25	0.00	13,405.49	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/25	0.00	9,272.62	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/25	0.00	12,932.31	0.00	0.00	0.00	0.00	0.00	0.00
		05/16/25	0.00	3,008.05	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	45,555.54	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	219,514.58	0.00	0.00	0.00	0.00	0.00	0.00
14	320321114	07/17/23	0.00	0.00	(355,662.43)	0.00	(67,449.32)	0.00	0.00	0.00	0.00
		11/18/22	0.00	0.00	(288,213.11)	0.00	(288,213.11)	0.00	0.00	0.00
		09/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	300571848	02/17/22	0.00	0.00	433,749.58	0.00	0.00	1,354.50	0.00	0.00	433,749.58
		08/17/21	0.00	0.00	432,395.08	0.00	0.00	432,395.08	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	327,273.59	78,087.15	0.00	(355,662.43)	433,749.58	0.00	0.00	433,749.58

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	2,843.28	0.00	0.00	16,703.83	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	2,843.28	0.00	0.00	16,703.83	0.00	0.00	0.00	0.00	0.00	0.00
4B	0.00	0.00	1,895.52	0.00	0.00	11,135.88	0.00	0.00	0.00	0.00	0.00	0.00
4C	0.00	0.00	1,137.31	0.00	0.00	6,681.53	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	21,527.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	0.00	0.00	1,752.36	0.00	0.00	0.00	0.00	0.00	0.00	(38,233.33)
9	0.00	0.00	0.00	0.00	725.93	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	95.50	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	321.63	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	30,247.17	0.00	2,799.92	51,225.07	0.00	0.00	95.50	0.00	0.00	(38,233.33)
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		46,134.33

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28